Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Common Stock [Member] Previously Reported [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Previously Reported [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]	Retained Earnings [Member]	Retained Earnings [Member] Previously Reported [Member]	AOCI Attributable to Parent [Member]	AOCI Attributable to Parent [Member] Previously Reported [Member]	Total	Previously Reported [Member]
Balance at Dec. 31, 2019		$ 514				$ 34,052,704		$ (36,493,300)		$ (195,287)		$ (2,635,369)
Balance, shares at Dec. 31, 2019		51,401,395		247
Common Stock Issued for Cash
Costs of Capital
Stock Based Compensation						165,167						165,167
Warrants for Services						11,475						11,475
Warrants for Interest Expense						136,110						136,110
Convertible Debenture Value						105,572						105,572
Preferred Stock - Series B for Dividend						95,000						95,000
Preferred Stock - Series B for Dividend, shares				10
Dividends - P/S Series B								(226,853)				(226,853)
Exercise of options and warrants		$ 13				202,587						$ 202,600
Exercise of options and warrants, shares		1,270,000										1,270,000
Net Loss								(1,602,303)				$ (1,602,303)
Comprehensive Loss										42,033		42,033
Preferred Stock - Series B
Conversion of Debt to stock
Payment on Stockholder Prom Note
Balance at Dec. 31, 2020	$ 66	$ 527			$ 34,769,076	34,768,615	$ (38,322,456)	(38,322,456)	$ (153,254)	(153,254)	$ (3,706,568)	(3,706,568)
Balance, shares at Dec. 31, 2020	6,583,924	52,671,395	257	257
Common Stock Issued for Cash	$ 8	$ 61			2,661,992	2,661,939					2,662,000	2,662,000
Common Stock Issued for Cash, shares	757,655	6,061,238
Costs of Capital					(2,091,101)	(2,091,101)					(2,091,101)	(2,091,101)
Stock Based Compensation					801,908	801,908					801,908	801,908
Common Stock for Accounts Payable	$ 1	$ 2			99,789	99,787					99,789	99,789
Common Stock for Accounts Payable, shares	27,896	223,164
Common Stock for Costs of Financing	$ 6	$ 50			1,932,730	1,932,686					1,932,736	1,932,736
Common Stock for Costs of Financing, shares	628,750	5,030,000
Warrants for Services					148,480	148,480					148,480	148,480
Warrants for Interest Expense					69,729	69,729					69,729	69,729
Convertible Debenture Value					69,729	69,729					69,729	69,729
Preferred Stock - Series B for Dividend					23,750	23,750					23,750	23,750
Preferred Stock - Series B for Dividend, shares			2	2
Preferred Stock - Series B Shares and Dividend Payable to Common Stock	$ 11	$ 87			432,165	432,089					432,176	432,176
Preferred Stock - Series B Shares and Dividend Payable to Common Stock, shares	1,090,015	8,720,119	(259)	(259)
Dividends - P/S Series B							(40,301)	(40,301)			(40,301)	(40,301)
Conversion of Debt & Interest to Common Stock	$ 4	$ 35			1,294,576	1,294,545					1,294,580	1,294,580
Conversion of Debt & Interest to Common Stock, shares	439,527	3,516,215
Exercise of options and warrants	$ 1	$ 11			514,696	514,686					514,697	$ 514,697
Exercise of options and warrants, shares	140,602	1,124,819										500,000
Net Loss							(2,998,644)	(2,998,644)			(2,998,644)	$ (2,998,644)
Comprehensive Loss									9,761	9,761	9,761	9,761
Balance at Dec. 31, 2021	$ 97	$ 773			40,727,518	$ 40,726,842	(41,361,401)	$ (41,361,401)	(143,493)	$ (143,493)	(777,279)	$ (777,279)
Balance, shares at Dec. 31, 2021	9,668,369	77,346,950	0	0
Common Stock Issued for Cash	$ 19				8,011,231						8,011,250
Common Stock Issued for Cash, shares	1,885,000
Costs of Capital					(1,163,918)						(1,163,918)
Stock Based Compensation					93,900						93,900
Exercise of options and warrants					23,000						$ 23,000
Exercise of options and warrants, shares	8,215										62,500
Net Loss							(1,731,698)				$ (1,731,698)
Comprehensive Loss									(55,079)		(55,079)
Common Stock issued for conversion error
Common Stock issued for conversion error, shares	65
Common Stock issued for services	$ 1				167,899						167,900
Common Stock issued for services, shares	115,000
Warrants sold in Over allotment					2,797						2,797
8 for 1 conversion adjustment, shares	616
Balance at Jun. 30, 2022	$ 117				$ 47,862,427		$ (43,093,099)		$ (198,572)		$ 4,570,873
Balance, shares at Jun. 30, 2022	11,677,265		0